Financial Risk Management - Summary of Effect of Foreign Currency Derivatives Impacts and Financing Transaction Exposures (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of nature and extent of risks arising from financial instruments [line items]
Realized gain / (loss) on foreign currency derivatives-net	€ (15)	€ (46)	€ (37)
Unrealized gain / (loss) on foreign currency derivatives-net	17	40	(10)
Total	(79)	45	€ 50
Currency risk [member] | Finance costs [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Realized gain / (loss) on foreign currency derivatives-net	31	15
Unrealized gain / (loss) on foreign currency derivatives-net	(110)	30
Total	€ (79)	€ 45